Transaction with JD.com, Inc. - Additional Information (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	May 08, 2015 USD ($) shares	May 08, 2015 CNY (¥) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Transaction with JD.com, Inc. [Line Items]
Impairment of intangible assets			$ 4,599	¥ 32,014
Business Cooperation Agreement [Member]
Transaction with JD.com, Inc. [Line Items]
Agreement period	5 years	5 years
Share subscription agreement and Business Cooperation Agreement [Member] | Class A ordinary shares
Transaction with JD.com, Inc. [Line Items]
Ordinary shares issued	65,625,000	65,625,000
Cash consideration of ordinary shares issued	$ 250,000	¥ 1,528,200